Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Cash	￦	12,312	9,189
Demand deposits and checking accounts		2,537,545	2,220,202
Time deposits		1,473,081	1,908,284
Other cash equivalents		2,647,941	2,630,223

	￦	6,670,879	6,767,898

As of December 31, 2023 and 2024, cash and cash equivalents of subsidiaries of the Company, such as POSCO amounting to
￦
85,163 million and
￦
46,650 million, respectively,
are restricted in use.